General information (Details)	12 Months Ended
	Dec. 31, 2012	Oct. 24, 2012
General information [Abstract]
Limited liability company, business, formation date	Oct. 24, 2012
Percentage of limited partner interest and non-economic general partner interest (in hundredths)	0.3
Percentage of ownership interest in limited liability company (LLC) (in hundredths)	51.00%
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	75.70%
Number of common units sold under IPO (in shares)	10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)	1,312,500
Number of common units owned (in shares)		14,752,525
Number of subordinated units owned (in shares)	16,543,350
Ownership percentage in subsidiary (in hundredths)	50.00%
West Aquarius and West Vencedor [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	100.00%
Number of cash generating assets	2
West Capella [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	56.00%
Number of cash generating assets	1
West Capricorn [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	100.00%
West Vencedor [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Number of cash generating assets	1